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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended: June 30, 2004


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-10392


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

 /s/ Roy G. Niederhoffer           New York, New York          July 27, 2004
-------------------------       ------------------------    -------------------
      Signature                      [City, State]                 [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:   138637
                                          (thousands)

List of Other Included Managers:          None






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                           FORM 13F INFORMATION TABLE


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
===================================================================================================================================
Column 1:               Column 2:    Column 3:  Column 4:          Column 5:         Column 6:   Column 7         Column 8
NAME OF ISSUER          TITLE OF                  VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
                        CLASS        CUSIP      (x$1000)   PRN. AMT    PRN   CALL   DISCRETION   MANAGER:  SOLE     SHARED     NONE
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories        COM         2824100     3958      97100      SH             SOLE                SOLE
Adobe Systems              COM       00724F101     1283      27600      SH             SOLE                SOLE
American Express           COM        25816109     2893      56300      SH             SOLE                SOLE
Analog Devices             COM        32654105     3889      82600      SH             SOLE                SOLE
Apple Computer             COM        37833100     5247     161300      SH             SOLE                SOLE
Boeing Co                  COM        97023105      368       7200      SH             SOLE                SOLE
BP PLC                     ADR        55622104     1259      23500      SH             SOLE                SOLE
Capital One Fin            COM       14040H105     3556      52000      SH             SOLE                SOLE
Chevrontexaco Corp         COM       166764100     2277      24200      SH             SOLE                SOLE
Coca Cola                  COM       191216100     5235     103700      SH             SOLE                SOLE
Comcast                CLASS A       20030N101     5184     184500      SH             SOLE                SOLE
Conocophillips             COM       20825C104     1945      25500      SH             SOLE                SOLE
Costco Wholesale           COM       22160K105      445      10800      SH             SOLE                SOLE
Countrywide Fin            COM       222372104     5669      80700      SH             SOLE                SOLE
Exxon Mobil                COM       30231G102     4863     109500      SH             SOLE                SOLE
General Electric           COM       369604103     7945     245300      SH             SOLE                SOLE
General Motors             COM       370442105     4952     106200      SH             SOLE                SOLE
Kohls Corp                 COM       500255104     5805     137300      SH             SOLE                SOLE
Lilly (Eli)                COM       532457108     4900      70000      SH             SOLE                SOLE
Maxim Integrated           COM       57772K101     1379      26300      SH             SOLE                SOLE
Merrill Lynch              COM       590188108      297       5500      SH             SOLE                SOLE
Microsoft Corp             COM       594918104     1174      41100      SH             SOLE                SOLE
Newmont Mining             COM       651639106     4903     126500      SH             SOLE                SOLE
Pepsico Inc                COM       713448108     5630     104500      SH             SOLE                SOLE
Procter & Gamble           COM       742718109     8035     147600      SH             SOLE                SOLE
Schlumberger Ltd           COM       806857108     1524      24000      SH             SOLE                SOLE
Target Corp                COM       87612E106     4993     117600      SH             SOLE                SOLE
Teva Pharmaceutical        ADR       881624209     3722      55400      SH             SOLE                SOLE
Tyco International         COM       902124106     2701      81500      SH             SOLE                SOLE
U.S. Bancorp               COM       902973304     4594     166700      SH             SOLE                SOLE
Unitedhealth Group         COM       91324P102     5223      83900      SH             SOLE                SOLE
Wachovia Corp              COM       929903102     3840      86300      SH             SOLE                SOLE
Wal Mart Stores            COM       931142103    13992     265200      SH             SOLE                SOLE
Wells Fargo                COM       949746101     4956      86600      SH             SOLE                SOLE


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